Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (1,637,211)	$ (1,052,059)	$ (608,954)
Other comprehensive income (loss):
Foreign currency exchange translation adjustments, net of nil tax	1,960	3,228	80,683
Fair value changes in available-for-sale equity security, net of tax effect	3,753	(3,368)	6,653
Comprehensive loss	(1,631,498)	(1,052,199)	(521,618)
Less: comprehensive income (loss) attributable to non-controlling interests	(20,053)	(39,420)	368
Less: comprehensive income (loss) attributable to redeemable non-controlling interests	(5,545)	(41,635)	14,388
Comprehensive loss attributable to LDK Solar CO., Ltd. shareholders	$ (1,605,900)	$ (971,144)	$ (536,374)